Annual Total Returns- Invesco STIC Prime Portfolio (Resource) [BarChart] - Resource - Invesco STIC Prime Portfolio - Resource Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.07%	0.05%	0.07%	0.11%	0.22%	0.77%	1.72%	2.00%	0.38%